KEY MANAGEMENT PERSONNEL COMPENSATION	6 Months Ended
Dec. 31, 2022
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

17.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other key management members, including social security contributions and other benefits, was as follows for the period ended December 31, 2022 and 2021.

	12/31/2022	12/31/2021

Salaries, social security and other benefits	1,201,651	803,905
Share-based incentives	2,062,345	873,407
Total	3,263,996	1,677,312